UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2016

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2016

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	10
Expense Examples	12
Portfolio of Investments:
Limited Duration	14
Income Plus	22
European Equity	33
Multi Cap Growth	36
Financial Statements:
Statements of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Notes to Financial Statements	46
Financial Highlights	78
Investment Advisory Agreement Approval	82

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited)

Dear Shareholder:

The first half of 2016 brought turbulence across the global financial markets. The biggest surprise was the outcome of the June 23 Brexit referendum, in which the U.K. public voted to leave the European Union. Risky assets from global equity to fixed income to currency markets sold off initially, but volatility subsided as the markets appeared to digest the news as more political than systemic financial shock. Other headwinds continued to loom, including the uncertain outlook on China's ongoing transition to a service-led economy, fragile economic conditions in Europe and Japan, and the intentions of the U.S. Federal Reserve (Fed) and other central banks around the world. In this environment, investors tended to favor assets with more defensive orientations (such as bonds, and consumer staples and utilities stocks) and perceived "safe haven" assets (such as government bonds and gold).

Domestic and International Equity Overview

U.S. equities managed to eke out a modest gain over the period, up 3.84% as measured by the S&P 500 Index. Negative sentiment and risk aversion dominated the global markets in January and February amid renewed concerns about China's economic slowdown, a further decline in oil prices and fears that the Fed might raise interest rates more aggressively than expected. However, by March, sentiment brightened. More upbeat economic data in the U.S. and Europe, accommodative central bank actions in Europe, assurances from the Fed that were more aligned with the market's rate hike expectations and a reversal in oil prices helped spur a rebound in the U.S. stock market that erased earlier losses. From there, stocks trended only slightly higher, with a surprisingly weak U.S. jobs report in May and uncertainty about the U.K's Brexit referendum keeping gains in check.

European equities sank 5.13% over the six-month period, as measured by the MSCI Europe Index. Following the same trajectory as global equities in general, European stock markets tumbled in early in 2016 amid concerns about global growth and weakening commodity prices, then rebounded over the next several months as investor sentiment and economic data improved. However, conditions shifted again in May and June. Approaching the June 23 Brexit referendum, opinion polls were too close to call. This uncertainty destabilized European markets, until some indicators predicted that the remain camp could win, fueling a rally in the days leading up to the vote. When leave won the majority, the markets were taken by surprise. European and global equities plummeted, the U.K. sterling fell to 30-year lows versus the U.S. dollar and Britain's prime minister announced he would resign (which took place in mid-July, after the close of the reporting period). However, central banks remained on standby to implement policy tools in the event of credit market jitters, with expectations that the Bank of England would likely cut interest rates in the coming months and the Fed likely deferring additional rate hikes until at least until December.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

Although the timeline and process of the U.K.'s exit and the political and economic outlooks for both the U.K. and Europe remain highly uncertain, some of the equity market turbulence subsided, enabling share prices to recover to near pre-Brexit-vote levels by the end of the reporting period.

Prior to the referendum, the region's economic data painted a fairly positive picture, with evidence of stronger manufacturing activity in May across many countries and still-positive GDP growth for the euro area. Also during the period, the European Central Bank expanded its quantitative easing program to include the purchase of investment-grade corporate bonds in a further attempt to bolster investment and inflation. For the six-months overall, the market was led by commodity-related sectors (energy and materials), as commodity prices rebounded strongly, and defensive sectors (consumer staples and utilities), as the economic outlook remained uncertain. Conversely, financials, especially banks, and consumer discretionary stocks underperformed in the period. Low-to-negative interest rates across Europe are likely to hurt banks' profit margins, particularly as this environment now looks likely to persist longer than expected. Consumer discretionary stocks declined on anticipation of waning consumer sentiment due to Brexit uncertainties and recession concerns.

Fixed Income Overview

Fixed income markets also experienced periods of heightened volatility in the six-month period but performed well overall. U.S. bonds were up 5.31% and global bonds appreciated 8.96%, as measured by the Barclays U.S. Aggregate Index and Barclays Global Aggregate Unhedged Index, respectively.

Global capital markets took investors on a roller coaster ride in the first quarter of 2016. January through mid-February was a period of extreme investor risk aversion, largely due to falling oil prices and uncertainty about China's slowing economic growth and possible currency devaluation. The early part of the quarter saw declines in many asset prices, widening of yield spreads between US Treasuries and non-Treasury fixed income sectors, and a rally in developed market government bonds.

The second part of the quarter was almost a complete reversal of the first as investors regained their risk appetites in response to stabilization of oil prices and the US dollar. During the quarter, central banks across the globe made comments favoring additional stimulus and, thus, were supportive of asset prices. Even the Federal Reserve jumped on the bandwagon, reducing the number of forecasted 2016 rate hikes from four to two. These events drove asset prices higher. In general, many asset categories finished the quarter not far from where they started.

During the second quarter, yields in the U.S., U.K. and Europe decreased as risk-off sentiment gripped the markets after the U.K. voted to leave the EU. Despite the uncertainty surrounding the U.K. referendum

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

result, and the potential negative impact that this uncertainty will have on economic growth, the credit markets remain well supported by well-balanced supply and demand technicals.

While the result of the U.K. referendum was undoubtedly unexpected by most market participants, the U.K. economy is a relatively small part of the global economy, which largely drives the risk in the global credit market. Although the leave vote creates some risk of short-term turbulence, the economic conditions in the rest of the world continue to display expansionary conditions. As such we do not believe that risk premia should rise meaningfully as a result of the vote. Furthermore, the financial markets do not seem to be exhibiting the stresses witnessed during prior periods of European uncertainty. While financial stocks continue to underperform, the market is not anticipating a period of widespread banking stress. As such, the outcome of the vote does not appear to have caused a broader systemic shock, which was the most likely mechanism for transferring the volatility from the political uncertainty in the U.K. to the broader global economy.

Limited Duration Portfolio

For the six-month period ended June 30, 2016, Variable Investment Series – Limited Duration Portfolio Class X shares produced a total return of 4.26%, outperforming the Barclays U.S. Government/Credit Index (1-5 Year) (the "Index"),1 which returned 2.60%. For the same period, the Portfolio's Class Y shares returned 4.11%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's overweight positions in the securitized sector, namely in non-agency mortgage-backed securities (MBS), agency MBS and commercial mortgage-backed securities, as well as overweight positions in the investment-grade and high yield credit sectors added to relative returns, with much of the relative outperformance coming from the attractive yield offered by these sectors.

However, the Portfolio maintained a slightly lower duration, a measure of interest-rate sensitivity, than the Index using U.S. Treasury futures, which detracted from relative performance. Also dampening relative returns were the Portfolio's small positions in the emerging market and taxable municipal sectors.

1  The Barclays U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Income Plus Portfolio

For the six-month period ended June 30, 2016, Variable Investment Series – Income Plus Portfolio Class X shares produced a total return of 7.46%, underperforming the Barclays U.S. Corporate Index (the "Index"),2 which returned 7.68%. For the same period, the Portfolio's Class Y shares returned 7.26%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Despite a challenging macroeconomic environment and increased market volatility, the Portfolio ended the six-month reporting period with performance nearly in line with that of the Index. The greatest contributor to the Portfolio's relative performance was the investment grade segment of the market, followed by the high yield segment of the market. Within investment grade, the main contributors to positive returns were the Portfolio's exposure to the communications and energy sectors, as these sectors saw tightening spreads in the first six months of 2016. Security selection also proved to be a significant positive influence on the Portfolio's performance within these two volatile sectors, particularly in energy. The Portfolio's overweight to the financials sector detracted from returns, as the financials sector underperformed industrials in the first half of 2016. Specifically, subordinated banks underperformed the broader investment grade market and negatively impacted the Portfolio's performance, given the greater sensitivity of this sub-sector to overall market volatility during a period of heightened market turbulence.

The Portfolio's overweight to the high yield segment of the market contributed to relative outperformance, as this asset class performed well during the first half of 2016 as yields and spreads declined. In contrast, the Portfolio's overweight to convertible bonds detracted from performance given relative weakness in this sector of the market. The Fund's short duration position (or lower interest rate sensitivity) hurt performance in the falling interest rate environment over the period. Treasury yields have declined further amid global macroeconomic headwinds and easing policies by central banks outside the U.S.

2  The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

We remain cautiously optimistic about the market as we head into year end. We anticipate slow, positive grow in the U.S. economy, which could be supportive of credit markets. Technicals in the U.S. markets appear supportive of corporate credit, as global yields continue to trade at historic lows (even negative in some cases), stoking demand for credit assets, particularly in the U.S. As we approach the end of 2016, we anticipate that security and sub-sector selection will be of paramount importance within the industrial sector. Furthermore, given the underperformance of financials in the first half of the year, we expect a recovery in this sub-sector, which could benefit the Portfolio's current positioning. We believe that the Portfolio's current construction, with an overweight to investment grade financials over industrials and modest exposure to high yield and convertible bonds, is an appropriate allocation for the latter half of the year, as the market appears poised to recover from the negative sentiment we saw in the first half of 2016.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

European Equity Portfolio

For the six-month period ended June 30, 2016, Variable Investment Series – European Equity Portfolio Class X shares produced a total return of -3.76%, outperforming the MSCI Europe Index (the "Index"),3 which returned -5.13%. For the same period, the Portfolio's Class Y shares returned -3.90%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary country-level contributors to relative performance included our stock selection in the U.K., Switzerland, the Netherlands and Ireland. However, our stock selection in France negatively impacted the Portfolio's relative returns.

On an industry level, key positive contributors were both our stock selection and overweight allocation in food, beverage and tobacco, along with our stock selection in telecommunications and media. In addition, our underweight allocation to diversified financials added to overall performance. Detractors from performance included stock selection in utilities and banks, as well as both our stock selection and underweight allocation in materials.

3  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

Individual holdings that helped relative performance included a U.K. tobacco company with significant exposure to emerging markets and the U.S.; two U.K. oil and gas companies whose share prices benefited from the surge in oil prices in the reporting period; a U.K. household and personal care company and a Swiss food producer company.

However, other holdings detracted from performance. The Portfolio was exposed to some weak-performing European financials, in particular a U.K. bank that is still slowly restructuring its investment banking division; two insurance companies, one French and one U.K., whose profitability remains under pressure due to lower-for-longer interest rates; and an Italian asset management company that suffered amid negative market conditions. In addition, a holding in a German health care company that made an expensive bid for a U.S. agro-chemical company detracted from the Portfolio's performance in the period.

Following the unexpected results of the Brexit referendum in the U.K., our outlook for global and European equities is more prudent, as the uncertain scenario has weighed on investors' and consumers' sentiment. The sterling was one of the biggest losers in the EU referendum. On June 24, the sterling recorded its greatest fall in over 30 years, continuing to fall through the week as the lack of political stability had a negative impact on the market. The U.K. runs a large twin deficit, which will be hard to finance given the possible fall in foreign direct investment.

The uncertainty around the Brexit scenario along with an appreciation of the U.S. dollar will probably mean that the U.S. Federal Reserve is likely to delay a hike until December while Bank of England Governor Mark Carney hinted that the central bank is ready to add additional stimulus to the U.K. economy if necessary, with now a probable 0.25% cut in interest rates on the table for the summer.

Current valuations for European equities have come down significantly, and analysts have already revised earnings growth lower for the second half of 2016 and 2017 in many sectors. A swift resolution of the U.K. and EU's negotiations and a market-friendly outcome in the U.S. elections in November may help to restore confidence in the market, supporting equity valuations.

Although the current situation is different from both the 2008 and the 2011-12 crises, central banks remain vigilant and ready to offer liquidity in the market if deemed necessary. Populist political parties across the Continent are riding a popularity wave and requesting similar referendums in their countries. In this context, Italy's constitutional referendum in October will be crucial, as a possible vote against the reforms may force Prime Minister Matteo Renzi to leave and spur a call for early elections.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

We remain fairly defensively positioned in the Portfolio, with overweight exposures to technology, telecommunications, health care and consumer staples and underweights in materials, utilities, industrials, consumer discretionary and financials.

In these uncertain times, our investment approach remains the same. We continue to seek high-quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2016, Variable Investment Series – Multi Cap Growth Portfolio Class X shares produced a total return of -5.00%, underperforming the Russell 3000® Growth Index (the "Index"),4 which returned 1.14%. For the same period, the Portfolio's Class Y shares returned -5.11%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The largest detractors from relative performance during the reporting period were the information technology (IT), consumer discretionary and consumer staples sectors. Within the IT sector, a position in a professional networking platform was the largest detractor, as its shares sold off sharply earlier in the year from weaker-than-expected quarterly results. The Portfolio's relative results were further dampened by the negative impact of an overweight in the IT sector, which was among the weakest-performing groups in the Index. In the consumer discretionary sector, a holding in a leading video-streaming service was the biggest drag on returns. The stock faced selling pressure in April after a disappointing outlook for near-term subscriber growth. The consumer staples sector was disadvantageous to relative performance due to a holding in a lagging beverage company and an underweight position in the sector, which was one of the Index's better performers in the period.

4  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

While the majority of sectors had a negative impact on relative performance over the reporting period, the Portfolio's lack of exposure to the utilities and energy sectors, as well as its positioning in the health care sector had a neutral impact on performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2016 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2016(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
European Equity	-13.33%	0.89%	1.83%	7.58%	1.32%	3/1/1991
Income Plus	5.85	5.79	6.58	7.09	0.67	3/1/1987
Limited Duration	3.70	1.94	0.91	1.98	0.94	5/4/1999
Multi Cap Growth	-4.03	10.40	9.57	11.25	0.58	3/9/1984
Class Y
European Equity	-13.57	0.63	1.58	1.24	1.57	6/5/2000
Income Plus	5.64	5.51	6.31	6.29	0.92	6/5/2000
Limited Duration	3.41	1.67	0.66	1.65	1.19	6/5/2000
Multi Cap Growth	-4.26	10.13	9.29	4.76	0.83	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2016 (unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/16 – 06/30/16.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2016 (unaudited) continued

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/16	06/30/16	01/01/16 – 06/30/16
Class X
Actual (4.26% return)	$1,000.00	$1,042.60	$4.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.67
Class Y
Actual (4.11% return)	$1,000.00	$1,041.10	$5.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$5.92

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.93% and 1.18% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/16	06/30/16	01/01/16 – 06/30/16
Class X
Actual (7.46% return)	$1,000.00	$1,074.60	$3.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.48	$3.42
Class Y
Actual (7.26% return)	$1,000.00	$1,072.60	$4.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.67

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.68% and 0.93% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366(to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2016 (unaudited) continued

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/16	06/30/16	01/01/16 – 06/30/16
Class X
Actual (-3.76% return)	$1,000.00	$962.40	$4.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$5.02
Class Y
Actual (-3.90% return)	$1,000.00	$961.00	$6.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.27

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.40% and 1.65% for Class X and Class Y shares, respectively.

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/16	06/30/16	01/01/16 – 06/30/16
Class X
Actual (-5.00% return)	$1,000.00	$950.00	$2.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.03	$2.87
Class Y
Actual (-5.11% return)	$1,000.00	$948.90	$3.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.79	$4.12

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.58% and 0.83% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (77.9%)
	Basic Materials (0.6%)
$175	Goldcorp, Inc. (Canada)	2.125%	03/15/18	$175,329
	Communications (7.4%)
150	Amazon.com, Inc.	2.60	12/05/19	156,584
400	AT&T, Inc.	2.45	06/30/20	408,763
225	Baidu, Inc. (China)	3.25	08/06/18	230,992
200	CBS Corp.	2.30	08/15/19	203,226
225	Orange SA (France)	2.75	02/06/19	232,008
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	178,790
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	125,041
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,229
175	Time Warner Cable, Inc.	6.75	07/01/18	191,985
225	Verizon Communications, Inc.	2.55	06/17/19	233,274
225	Viacom, Inc.	2.50	09/01/18	228,245
				2,239,137
	Consumer, Cyclical (7.8%)
175	American Honda Finance Corp., MTN (Japan)	2.45	09/24/20	181,861
175	CVS Health Corp.	2.125	06/01/21	177,354
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	255,628
83	Harley-Davidson Financial Services, Inc. (a)	1.55	11/17/17	83,525
100	Harley-Davidson Financial Services, Inc. (a)	2.15	02/26/20	102,134
175	Hyundai Capital America (Korea, Republic of) (a)	2.00	03/19/18	176,171
100	Hyundai Capital America (Korea, Republic of) (a)	2.60	03/19/20	101,886
175	McDonald's Corp., MTN	2.20	05/26/20	179,203
240	Nissan Motor Acceptance Corp. (Japan) (a)	2.65	09/26/18	246,264
175	Southwest Airlines Co.	2.75	11/06/19	181,052
150	Starbucks Corp.	2.10	02/04/21	154,273
150	Toyota Motor Credit Corp., MTN	1.70	02/19/19	151,976
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40	05/22/20	201,066
160	Walgreens Boots Alliance, Inc.	1.75	05/30/18	161,325
				2,353,718
	Consumer, Non-Cyclical (13.9%)
175	AbbVie, Inc.	2.50	05/14/20	179,067
280	Actavis Funding SCS	3.00	03/12/20	289,018
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65	02/01/21	207,622
150	AstraZeneca PLC (United Kingdom)	1.75	11/16/18	152,033
150	BAT International Finance PLC (United Kingdom) (a)	2.75	06/15/20	155,630

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$175	Baxalta, Inc.	2.875%		06/23/20	$178,012
200	Bayer US Finance LLC (Germany) (a)	2.375		10/08/19	204,543
100	Becton Dickinson and Co.	2.675		12/15/19	102,938
175	Biogen, Inc.	2.90		09/15/20	182,558
175	Celgene Corp.	2.875		08/15/20	181,148
175	EMD Finance LLC (Germany) (a)	2.40		03/19/20	177,536
100	Estee Lauder Cos., Inc. (The)	1.70		05/10/21	101,280
210	Experian Finance PLC (United Kingdom) (a)	2.375		06/15/17	211,135
175	Gilead Sciences, Inc.	2.55		09/01/20	181,948
75	JM Smucker Co. (The)	2.50		03/15/20	77,421
150	Kroger Co. (The)	2.30		01/15/19	153,138
50	Mead Johnson Nutrition Co.	3.00		11/15/20	52,287
175	Medtronic, Inc.	2.50		03/15/20	181,591
150	Molson Coors Brewing Co.	1.45		07/15/19(b)	150,491
175	Reynolds American, Inc.	2.30		06/12/18	177,891
300	Synchrony Financial	3.00		08/15/19	305,220
250	Tyson Foods, Inc.	2.65		08/15/19	257,023
150	UnitedHealth Group, Inc.	2.70		07/15/20	156,317
200	Wm Wrigley Jr. Co. (a)	1.40		10/21/16	200,319
					4,216,166
	Diversified (1.3%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong) (a)	1.625		10/31/17	201,042
200	LVMH Moet Hennessy Louis Vuitton SE (France) (a)	1.625		06/29/17	201,137
					402,179
	Energy (2.3%)
50	Enbridge, Inc. (Canada)	1.136	(c)	06/02/17	49,133
175	Energy Transfer Partners LP	2.50		06/15/18	174,274
125	Enterprise Products Operating LLC	2.55		10/15/19	128,548
150	Exxon Mobil Corp.	2.222		03/01/21	154,758
200	Kinder Morgan, Inc.	3.05		12/01/19	202,247
					708,960
	Finance (32.7%)
230	ABN Amro Bank N.V. (Netherlands) (a)	2.50		10/30/18	235,649
225	American Express Credit Corp., Series G	2.25		08/15/19	229,787
280	Bank of America Corp., MTN	2.625		10/19/20	284,750
150	Bank of New York Mellon Corp. (The), MTN	2.45		11/27/20	154,424
150	Bank of Nova Scotia (The) (Canada)	1.70		06/11/18	151,423

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$210	BNP Paribas SA, MTN (France)	2.70%	08/20/18	$215,187
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	264,111
275	BPCE SA, MTN (France)	2.25	01/27/20	280,230
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	110,491
175	Capital One Financial Corp.	2.45	04/24/19	177,805
150	Citigroup, Inc.	2.05	12/07/18	151,281
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	256,004
250	Compass Bank	1.85	09/29/17	249,344
115	Cooperatieve Rabobank UA (Netherlands)	3.375	01/19/17	116,496
250	Credit Agricole SA (France) (a)	2.125	04/17/18	252,808
250	Credit Suisse AG, Series G (Switzerland)	2.30	05/28/19	253,453
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	228,663
250	Discover Bank	2.00	02/21/18	250,908
175	ERP Operating LP	2.375	07/01/19	179,384
275	Ford Motor Credit Co., LLC	5.00	05/15/18	291,502
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	329,493
220	HSBC USA, Inc.	2.25	06/23/19	221,133
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	205,276
100	Jackson National Life Global Funding (a)	1.875	10/15/18	101,207
100	JPMorgan Chase & Co.	2.20	10/22/19	101,694
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	200,217
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21(b)	199,852
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	205,097
175	Metropolitan Life Global Funding I (See Note 7) (a)	2.00	04/14/20	176,986
230	Mizuho Bank Ltd. (Japan) (a)	1.85	03/21/18	231,690
150	New York Life Global Funding (a)	1.30	10/30/17	150,851
125	New York Life Global Funding (a)	1.55	11/02/18	126,204
250	Principal Financial Group, Inc.	1.85	11/15/17	251,449
150	Protective Life Global Funding (a)	1.722	04/15/19	150,945
150	Protective Life Global Funding (a)	2.70	11/25/20	155,186
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	201,962
200	Santander Holdings USA, Inc.	2.70	05/24/19	201,097
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75	03/19/18	201,326
300	Standard Chartered PLC (United Kingdom) (a)	1.50	09/08/17	298,926
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	265,642
200	Swedbank AB (Sweden) (a)	1.75	03/12/18	201,462
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625	09/10/18	231,543
300	UBS AG, MTN (Switzerland)	2.375	08/14/19	306,951
150	Visa, Inc.	2.20	12/14/20	154,758
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia) (a)	2.70	09/17/19	204,151

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$120	Wells Fargo & Co.	2.15%	01/15/19	$122,555
350	Westpac Banking Corp. (Australia) (a)	1.375	05/30/18	351,718
				9,883,071
	Industrials (4.0%)
50	Harris Corp.	2.70	04/27/20	50,724
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875	01/15/19	119,167
75	L-3 Communications Corp.	1.50	05/28/17	75,082
75	Lockheed Martin Corp.	2.50	11/23/20	77,469
50	Ryder System, Inc., MTN	2.65	03/02/20	50,680
150	Ryder System, Inc., MTN	5.85	11/01/16	152,390
250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15	05/27/20	255,851
175	Union Pacific Corp.	2.25	06/19/20	180,241
250	Waste Management, Inc.	2.60	09/01/16	250,580
				1,212,184
	Technology (3.2%)
100	Altera Corp.	2.50	11/15/18	103,469
40	Hewlett Packard Enterprise Co. (a)	3.60	10/15/20	41,792
175	Intel Corp.	2.45	07/29/20	182,092
125	Lam Research Corp.	2.80	06/15/21	128,113
200	Oracle Corp.	2.25	10/08/19	206,281
300	TSMC Global Ltd. (Taiwan) (a)	1.625	04/03/18	300,943
				962,690
	Utilities (4.7%)
275	Dominion Gas Holdings LLC	2.50	12/15/19	281,504
225	Engie (France) (a)	1.625	10/10/17	225,960
175	Eversource Energy	1.45	05/01/18	175,319
200	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	201,332
175	Sempra Energy	2.40	03/15/20	178,795
250	Southern Co. (The)	2.15	09/01/19	254,788
100	Xcel Energy, Inc.	1.20	06/01/17	100,086
				1,417,784
	Total Corporate Bonds (Cost $23,154,761)			23,571,218

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (10.0%)
$43	CAM Mortgage LLC (a)	3.50%		07/15/64	$43,259
136	Capital One Multi-Asset Execution Trust	1.45		08/16/21	137,197
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	159,821
128	Colony American Homes (a)	1.596	(c)	05/17/31	126,966
230	Discover Card Execution Note Trust	0.872	(c)	07/15/21	230,662
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	388,942
100	Green Tree Agency Advance Funding Trust I (a)	3.095		10/15/48	100,421
206	Invitation Homes Trust (a)	3.196	(c)	08/17/32	205,647
	Nationstar HECM Loan Trust
100	(a)	2.239		06/25/26	100,000
61	(a)	2.883		11/25/25	61,232
81	(a)	2.981		02/25/26	80,934
122	(a)	3.844		05/25/18	121,924
185	North Carolina State Education Assistance Authority	1.438	(c)	07/25/25	182,019
150	NRZ Advance Receivables Trust Advance Receivables Backed (a)	2.751		06/15/49	150,702
54	Panhandle-Plains Higher Education Authority, Inc.	1.575	(c)	07/01/24	54,241
110	RMAT LLC (a)	4.826		06/25/35	108,403
113	SPS Servicer Advance Receivables Trust (a)	2.92		07/15/47	113,495
88	VOLT NPL X LLC (a)	4.75		10/26/54	85,399
100	VOLT XIX LLC (a)	5.00		04/25/55	96,684
100	VOLT XXII LLC (a)	4.25		02/25/55	95,678
100	VOLT XXX LLC (a)	4.75		10/25/57	96,530
100	VOLT XXXI LLC (a)	4.50		02/25/55	96,202
198	VOLT XXXIII LLC (a)	4.25		03/25/55	189,887
	Total Asset-Backed Securities (Cost $3,016,475)				3,026,245
	Mortgages - Other (6.1%)
84	CHL Mortgage Pass-Through Trust	5.50		05/25/34	85,628
	Fannie Mae Connecticut Avenue Securities
68		1.603	(c)	05/25/25	68,286
74		2.653	(c)	10/25/28	74,876
	Freddie Mac Structured Agency Credit Risk Debt Notes
223		1.353	(c)	10/25/27	223,309
131		1.453	(c)	02/25/24	131,432
246		1.703	(c)	10/25/28	245,946
244		2.203	(c)	09/25/28	245,337
96	JP Morgan Mortgage Trust	3.163	(c)	07/25/35	95,404

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$152	Merrill Lynch Mortgage Investors Trust	2.515	(c)%	12/25/34	$151,976
371	New Residential Mortgage Loan Trust (a)	3.75	(c)	11/25/35 - 08/25/55	387,590
157	Sequoia Mortgage Trust	1.068	(c)	08/20/34	148,402
	Total Mortgages - Other (Cost $1,854,042)				1,858,186
	Commercial Mortgage-Backed Securities (2.3%)
187	BLCP Hotel Trust (a)	1.392	(c)	08/15/29	185,517
175	CDGJ Commercial Mortgage Trust (a)	1.842	(c)	12/15/27	174,915
90	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	90,491
91	Hilton USA Trust (a)	1.463	(c)	11/05/30	90,563
100	Hudsons Bay Simon JV Trust (a)	2.043	(c)	08/05/34	99,985
62	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.422	(c)	07/15/31	62,072
	Total Commercial Mortgage-Backed Securities (Cost $707,023)				703,543
	Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
127	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	148,851
	Government National Mortgage Association,
	IO
273		5.782	(c)	03/20/43	42,924
340		6.052	(c)	05/20/40	56,715
431		6.058	(c)	08/16/39	36,321
	IO PAC
491		5.702	(c)	10/20/41	50,636
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $286,034)				335,447
	Sovereign (0.8%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,427)	1.50		01/22/18	245,631
	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association, Conventional Pools:
57		6.50		01/01/32	65,348
49		7.00		12/01/31 - 06/01/32	54,717
	Total Agency Fixed Rate Mortgages (Cost $111,053)				120,065

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (1.1%)
	U.S. Treasury Security (0.2%)
$51	U.S. Treasury Bill (d)(e) (Cost $50,948)	0.336%	10/20/16	$50,965
NUMBER OF SHARES (000)
	Investment Company (0.9%)
269	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $268,675)			268,675
	Total Short-Term Investments (Cost $319,623)			319,640
	Total Investments (Cost $29,691,438) (f)(g)		99.7%	30,179,975
	Other Assets in Excess of Liabilities		0.3	91,983
	Net Assets		100.0%	$30,271,958

  IO  Interest Only.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  When-issued security.

  (c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

  (d)  Rate shown is the yield to maturity at June 30, 2016.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (f)  Securities are available for collateral in connection with purchase of a when-issued security and open futures contracts.

  (g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $561,068 and the aggregate gross unrealized depreciation is $72,531 resulting in net unrealized appreciation of $488,537.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
17	Long	U.S. Treasury 5 yr. Note, Sep-16	$2,076,789	$37,344
5	Long	U.S. Treasury Long Bond, Sep-16	861,719	50,625
3	Short	U.S. Treasury Ultra Bond, Sep-16	(559,125)	(34,031)
Net Unrealized Appreciation				$53,938

LONG TERM CREDIT ANALYSIS+

AAA	14.1%
AA	13.6
A	43.2
BBB	25.0
Not Rated	4.1
	100.0	%++

+  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with an underlying face amount of $3,497,633 with net unrealized appreciation of $53,938.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (93.7%)
	Basic Materials (2.8%)
$225	Ashland, Inc.	6.875%	05/15/43	$226,125
240	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	261,408
225	BHP Billiton Finance USA Ltd. (Australia)	5.00	09/30/43	262,062
375	Eastman Chemical Co.	3.80	03/15/25	397,047
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	391,950
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	177,537
300	LyondellBasell Industries N.V.	4.625	02/26/55	294,086
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	474,112
200	Southern Copper Corp. (Mexico)	5.25	11/08/42	178,265
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	349,785
220	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	201,300
				3,213,677
	Communications (13.3%)
325	21st Century Fox America, Inc.	4.75	09/15/44	361,505
700	Alibaba Group Holding Ltd. (China)	2.50	11/28/19	709,303
175	Amazon.com, Inc.	4.95	12/05/44	213,882
175	AT&T, Inc.	5.55	08/15/41	196,759
350	AT&T, Inc.	5.65	02/15/47	402,371
875	AT&T, Inc.	6.30	01/15/38	1,055,445
525	Baidu, Inc. (China)	2.75	06/09/19	534,639
200	Baidu, Inc. (China)	3.25	08/06/18	205,326
100	CBS Corp.	4.60	01/15/45	99,502
150	CBS Corp.	4.90	08/15/44	152,695
1,075	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	4.908	07/23/25	1,177,416
275	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	6.484	10/23/45	329,528
470	Comcast Corp.	6.40	05/15/38	648,236
251	Ctrip.com International Ltd. (China)	1.25	10/15/18	307,318
275	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	415,075
375	eBay, Inc.	2.50	03/09/18	382,001
340	Empresa Nacional de Telecomunicaciones SA (Chile) (a)	4.75	08/01/26	339,239
535	Motorola Solutions, Inc.	4.00	09/01/24	524,170
425	NBC Universal Media LLC	5.95	04/01/41	573,096
310	Netflix, Inc.	5.50	02/15/22	324,725
200	Numericable-SFR SA (France) (a)	7.375	05/01/26	198,000
225	Omnicom Group, Inc.	3.60	04/15/26	237,456
350	Omnicom Group, Inc.	3.625	05/01/22	372,364
93	Omnicom Group, Inc.	3.65	11/01/24	98,217

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25%		02/21/23	$911,250
200	Orange SA (France)	9.00		03/01/31	310,481
300	Priceline Group, Inc. (The)	0.90		09/15/21	304,500
330	Telefonica Europe BV (Spain)	8.25		09/15/30	472,950
255	Telstra Corp., Ltd. (Australia) (a)	3.125		04/07/25	266,728
235	Time Warner, Inc.	7.70		05/01/32	328,930
425	Twitter, Inc.	0.25		09/15/19	391,531
1,190	Verizon Communications, Inc.	4.672		03/15/55	1,209,028
309	Verizon Communications, Inc.	5.012		08/21/54	328,216
200	Viacom, Inc.	5.85		09/01/43	201,203
200	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	189,289
226	Yahoo!, Inc.	0.00	(b)	12/01/18	225,435
					14,997,809
	Consumer, Cyclical (7.8%)
372	American Airlines Pass-Through Trust	4.00		07/15/25	392,994
350	Aramark Services, Inc. (a)	4.75		06/01/26	343,875
594	British Airways Pass-Through Trust (United Kingdom) (a)	4.625		06/20/24	627,236
395	Daimler Finance North America LLC (Germany)	8.50		01/18/31	642,647
425	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	437,593
175	Ford Motor Co.	4.75		01/15/43	185,947
300	Ford Motor Credit Co., LLC	3.096		05/04/23	304,657
650	General Motors Co.	6.60		04/01/36	747,492
200	Home Depot, Inc.	3.35		09/15/25	218,214
175	Home Depot, Inc.	5.875		12/16/36	239,488
400	Lowe's Cos., Inc.	2.50		04/15/26	407,918
300	McDonald's Corp., MTN	4.60		05/26/45	336,224
400	Newell Brands, Inc.	3.85		04/01/23	424,884
575	QVC, Inc.	4.375		03/15/23	579,395
475	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	386,531
336	Tesla Motors, Inc.	1.25		03/01/21	277,830
220	Toll Brothers Finance Corp.	0.50		09/15/32	216,425
811	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	876,083
375	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	377,000
125	Wal-Mart Stores, Inc.	5.25		09/01/35	164,521
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	205,729
350	ZF North America Capital, Inc. (Germany) (a)	4.50		04/29/22	356,125
					8,748,808
	Consumer, Non-Cyclical (14.9%)
450	AbbVie, Inc.	3.20		05/14/26	456,779
175	AbbVie, Inc.	4.70		05/14/45	185,812
525	Actavis Funding SCS	4.75		03/15/45	553,468

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$400	Albea Beauty Holdings SA (a)	8.375%		11/01/19	$422,000
365	Altria Group, Inc.	5.375		01/31/44	469,832
272	Amgen, Inc. (a)	4.663		06/15/51	285,432
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.65		02/01/26	429,348
775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	836,137
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	706,013
325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	444,463
150	Automatic Data Processing, Inc.	3.375		09/15/25	163,303
200	Baxalta, Inc.	5.25		06/23/45	217,422
350	Boston Scientific Corp.	3.85		05/15/25	370,911
260	BRF SA (Brazil) (a)	3.95		05/22/23	253,500
675	Celgene Corp.	3.875		08/15/25	721,353
250	Cencosud SA (Chile) (a)	6.625		02/12/45	244,574
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	320,291
275	Express Scripts Holding Co.	4.50		02/25/26	302,711
75	Gilead Sciences, Inc.	4.50		02/01/45	81,953
225	Gilead Sciences, Inc.	4.80		04/01/44	253,735
250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375		05/15/38	358,451
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	287,159
316	Illumina, Inc.	0.00	(b)	06/15/19	309,285
500	Kraft Heinz Foods Co. (a)	4.375		06/01/46	530,993
300	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	269,136
300	Mead Johnson Nutrition Co.	3.00		11/15/20	313,724
525	Medtronic, Inc.	4.625		03/15/45	618,907
400	Mylan (a)	3.95		06/15/26	405,623
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	392,709
350	PepsiCo, Inc.	3.60		03/01/24	384,963
325	Philip Morris International, Inc.	4.50		03/20/42	366,672
225	RR Donnelley & Sons Co.	7.875		03/15/21	234,000
800	Sigma Alimentos SA de CV (Mexico) (a)	5.625		04/14/18	857,000
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125		02/02/26	319,321
200	Tyson Foods, Inc.	4.875		08/15/34	223,800
370	United Rentals North America, Inc.	5.75		11/15/24	374,625
750	UnitedHealth Group, Inc.	2.875		03/15/23	781,514
525	UnitedHealth Group, Inc.	3.75		07/15/25	576,653
300	Whole Foods Market, Inc. (a)	5.20		12/03/25	324,049
930	WM Wrigley Jr. Co. (a)	2.90		10/21/19	967,179
190	Zimmer Biomet Holdings, Inc.	5.75		11/30/39	225,932
					16,840,732
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25		03/25/24	214,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Energy (8.5%)
$500	Anadarko Petroleum Corp.	6.45%	09/15/36	$577,769
675	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	693,575
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	226,137
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	511,365
675	Buckeye Partners LP	4.15	07/01/23	680,303
325	Carrizo Oil & Gas, Inc.	6.25	04/15/23	314,437
400	Cimarex Energy Co.	5.875	05/01/22	419,094
151	DCP Midstream LLC (a)	5.35	03/15/20	148,347
425	Enable Midstream Partners LP	3.90	05/15/24	379,437
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	246,875
475	Energy Transfer Partners LP	6.50	02/01/42	500,353
250	Ensco PLC	5.75	10/01/44	150,313
600	Enterprise Products Operating LLC	5.95	02/01/41	706,520
250	Exxon Mobil Corp.	4.114	03/01/46	282,704
130	Hess Corp.	6.00	01/15/40	134,865
220	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	211,200
75	Kinder Morgan, Inc.	4.30	06/01/25	76,932
250	Kinder Morgan, Inc.	5.55	06/01/45	254,932
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	321,810
325	MPLX LP	4.00	02/15/25	295,741
500	Nexen Energy ULC (China)	6.40	05/15/37	623,191
200	Noble Energy, Inc.	5.05	11/15/44	202,159
100	Occidental Petroleum Corp.	4.40	04/15/46	110,782
100	Phillips 66 Partners LP	4.68	02/15/45	92,667
300	Rowan Cos., Inc.	5.85	01/15/44	201,572
325	Spectra Energy Capital LLC	7.50	09/15/38	373,203
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	387,649
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	459,772
				9,583,704
	Finance (31.7%)
390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	423,067
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	625,128
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	424,200
250	Air Lease Corp.	3.375	06/01/21	257,493
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	284,051
250	Ally Financial, Inc.	4.25	04/15/21	250,313
325	American Campus Communities Operating Partnership LP	3.75	04/15/23	335,908
125	American International Group, Inc.	4.50	07/16/44	121,404
375	American International Group, Inc.	4.875	06/01/22	418,301

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$250	American Tower Corp.	3.375%		10/15/26	$251,832
350	AvalonBay Communities, Inc., Series G	2.95		05/11/26	352,118
825	Banco de Credito del Peru (Peru) (a)	6.125	(c)	04/24/27	907,912
555	Bank of America Corp.	7.75		05/14/38	783,892
220	Bank of America Corp., MTN	4.00		04/01/24	235,197
440	Bank of America Corp., MTN	4.00		01/22/25	449,305
136	Bank of America Corp., MTN	4.25		10/22/26	141,338
175	Bank of America Corp., MTN	4.75		04/21/45	179,493
800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21	882,000
475	BNP Paribas SA (France) (a)	4.375		05/12/26	481,099
400	Boston Properties LP	3.65		02/01/26	427,132
625	BPCE SA (France) (a)	5.15		07/21/24	651,447
450	Brixmor Operating Partnership LP	4.125		06/15/26	462,597
400	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	409,670
936	Capital One Bank, USA NA	3.375		02/15/23	957,442
170	Citigroup, Inc.	6.675		09/13/43	219,026
425	Citigroup, Inc.	8.125		07/15/39	664,973
375	CNA Financial Corp.	7.35		11/15/19	433,691
1,175	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	1,216,863
260	Cooperatieve Rabobank UA (Netherlands) (a)	11.00	(c)	06/30/19(d)	311,025
270	Credit Agricole SA (France) (a)	7.875	(c)	01/23/24(d)	259,200
825	Credit Suisse AG (Switzerland) (a)	6.50		08/08/23	866,456
300	Crown Castle International Corp.	4.45		02/15/26	326,318
425	Discover Bank	7.00		04/15/20	484,440
715	Discover Financial Services	3.85		11/21/22	727,171
300	Discover Financial Services	3.95		11/06/24	308,011
300	Extra Space Storage LP (a)	3.125		10/01/35	342,938
450	Five Corners Funding Trust (a)	4.419		11/15/23	486,422
400	Ford Motor Credit Co., LLC	5.875		08/02/21	459,274
750	GE Capital International Funding Co. (a)	4.418		11/15/35	842,877
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	486,988
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,113,587
200	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	222,276
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,112,749
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	410,617
375	Hospitality Properties Trust	5.25		02/15/26	395,906
410	HSBC Finance Corp.	6.676		01/15/21	459,860
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	09/17/24(d)	189,250
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	848,979
400	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	439,620
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	188,500

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$220	Intesa Sanpaolo SpA (Italy)	5.25%		01/12/24	$234,519
250	Intesa Sanpaolo SpA (Italy) (a)	5.71		01/15/26	237,455
480	JPMorgan Chase & Co.	4.95		06/01/45	528,291
650	JPMorgan Chase & Co.	5.50		10/15/40	815,421
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875		01/22/19	575,624
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	205,536
275	Lincoln National Corp.	7.00		06/15/40	355,294
475	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	474,649
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	119,802
1,000	MetLife, Inc. (See Note 7)	3.00		03/01/25	1,013,620
525	Nationwide Building Society (United Kingdom) (a)	3.90		07/21/25	561,954
425	Principal Financial Group, Inc.	8.875		05/15/19	504,639
675	Prudential Financial, Inc.	5.625	(c)	06/15/43	704,747
135	Prudential Financial, Inc., MTN	6.625		12/01/37	174,605
575	Realty Income Corp.	3.25		10/15/22	590,472
550	Santander UK Group Holdings PLC (United Kingdom)	3.125		01/08/21	551,914
325	Santander UK PLC (United Kingdom) (a)	5.00		11/07/23	334,717
600	Skandinaviska Enskilda Banken AB (Sweden) (a)	2.625		11/17/20	619,066
350	TD Ameritrade Holding Corp.	3.625		04/01/25	375,343
425	Visa, Inc.	4.30		12/14/45	493,329
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia) (a)	3.25		10/05/20	338,561
575	Weingarten Realty Investors	3.375		10/15/22	587,273
284	Wells Fargo & Co.	5.606		01/15/44	340,507
450	Wells Fargo & Co., MTN	4.10		06/03/26	481,915
					35,748,609
	Industrials (3.9%)
500	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	537,328
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	432,384
330	CEVA Group PLC (United Kingdom) (a)	7.00		03/01/21	285,450
480	CRH America, Inc. (Ireland)	8.125		07/15/18	539,181
175	Harris Corp.	4.854		04/27/35	192,707
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	562,461
425	Lockheed Martin Corp.	3.55		01/15/26	462,575
510	MasTec, Inc.	4.875		03/15/23	475,575
700	Trinity Industries, Inc.	4.55		10/01/24	661,896
225	Tyco International Finance SA	3.90		02/14/26	242,789
					4,392,346

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Technology (1.4%)
$375	Citrix Systems, Inc.	0.50%		04/15/19	$419,062
200	Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)	8.10		07/15/36	216,155
300	Lam Research Corp.	3.90		06/15/26	316,473
350	Microsoft Corp.	4.45		11/03/45	395,682
264	Nuance Communications, Inc.	2.75		11/01/31	266,970
					1,614,342
	Utilities (9.2%)
400	Alabama Power Co.	3.75		03/01/45	417,064
475	Appalachian Power Co.	3.40		06/01/25	505,030
525	Boston Gas Co. (a)	4.487		02/15/42	571,449
125	Cleco Corporate Holdings LLC (a)	3.743		05/01/26	128,723
495	CMS Energy Corp.	5.05		03/15/22	566,586
280	CMS Energy Corp.	6.25		02/01/20	322,592
275	Duke Energy Carolinas LLC	3.75		06/01/45	291,129
330	EDP Finance BV (Portugal) (a)	5.25		01/14/21	350,625
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	266,780
210	Enel SpA (Italy) (a)	8.75	(c)	09/24/73	239,662
300	Entergy Arkansas, Inc.	3.50		04/01/26	329,198
150	Entergy Louisiana LLC	3.05		06/01/31	153,924
700	Exelon Generation Co., LLC	4.00		10/01/20	747,370
193	Fermaca Enterprises S de RL de CV (Mexico) (a)	6.375		03/30/38	193,382
200	GNL Quintero SA (Chile) (a)	4.634		07/31/29	204,999
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	933,267
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	286,678
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	327,165
590	Puget Energy, Inc.	6.50		12/15/20	687,948
675	Sempra Energy	2.40		03/15/20	689,639
250	South Carolina Electric & Gas Co.	4.50		06/01/64	259,293
870	TransAlta Corp. (Canada)	4.50		11/15/22	793,776
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	531,316
250	WEC Energy Group, Inc.	3.55		06/15/25	268,763
250	Xcel Energy, Inc.	3.30		06/01/25	264,169
					10,330,527
	Total Corporate Bonds (Cost $100,260,605)				105,684,554

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	U.S. Treasury Security (1.2%)
$1,313	U.S. Treasury Inflation Indexed Bond (Cost $1,300,013)	0.25%	01/15/25	$1,334,105
	Variable Rate Senior Loan Interests (1.2%)
	Basic Materials (0.3%)
350	FMG Resources August 2006 Pty Ltd., Term B (Australia)	4.25	06/30/19	336,000
	Consumer, Cyclical (0.6%)
278	Diamond Resorts Corp., Term Loan	5.50	05/09/21	278,353
166	Graton Economic Development Authority, Term B	4.75	07/28/22	166,300
274	Navistar International Corp., Term B	6.50	08/17/17	259,488
				704,141
	Industrials (0.3%)
293	Gates Global, Inc., Term B	4.25	07/05/21	279,123
	Total Variable Rate Senior Loan Interests (Cost $1,320,826)			1,319,264
	Asset-Backed Securities (1.0%)
	CVS Pass-Through Trust
847		6.036	12/10/28	962,844
101	(a)	8.353	07/10/31	132,624
	Total Asset-Backed Securities (Cost $948,793)			1,095,468
	Sovereign (0.5%)
550	Sinopec Group Overseas Development 2015 Ltd. (China) (a) (Cost $548,460)	2.50	04/28/20	556,436
	Short-Term Investments (2.0%)
	U.S. Treasury Security (1.2%)
1,389	U.S. Treasury Bill (e)(f) (Cost $1,387,585)	0.336	10/20/16	1,388,037

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (0.8%)
943	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $942,706)		$942,706
	Total Short-Term Investments (Cost $2,330,291)		2,330,743
	Total Investments (Cost $106,708,988) (g)(h)	99.6%	112,320,570
	Other Assets in Excess of Liabilities	0.4	417,093
	Net Assets	100.0%	$112,737,663

  MTN  Medium Term Note.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

  (c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

  (d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

  (e)  Rate shown is the yield to maturity at June 30, 2016.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (g)  Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,728,026 and the aggregate gross unrealized depreciation is $1,116,444 resulting in net unrealized appreciation of $5,611,582.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS OPEN AT JUNE 30, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	HKD	2,082,500		$268,278	07/08/16	$(160)
UBS AG	EUR	114,252		$127,421	07/08/16	617
UBS AG		$273,653	HKD	2,123,000	07/08/16	6
Net Unrealized Appreciation						$463

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
56	Long	U.S. Treasury 2 yr. Note, Sep-16	$12,282,375	$84,894
41	Long	U.S. Treasury 5 yr. Note, Sep-16	5,008,726	41,797
1	Long	U.S. Treasury Long Bond, Sep-16	172,344	5,843
6	Short	U.S. Treasury Ultra Bond, Sep-16	(1,118,250)	(55,000)
60	Short	U.S. Treasury 10 yr. Note, Sep-16	(7,979,062)	(211,547)
57	Short	U.S. Treasury Ultra Long Bond, Sep-16	(8,303,297)	(297,484)
Net Unrealized Depreciation				$(431,497)

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JUNE 30, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$845	1.00%	3/20/19	$(33,192)	$16,218	$(16,974)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	3,234	5.00	6/20/20	52,084	(250,540)	(198,456)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.26	Buy	5,500	1.00	6/20/21	(7,151)	(52,486)	(59,637)	NR
Total Credit Default Swaps		$9,579			$11,741	$(286,808)	$(275,067)

  NR  Not rated.

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

Currency Abbreviations:

EUR  Euro.

HKD  Hong Kong Dollar.

LONG TERM CREDIT ANALYSIS+

AAA	3.0%
AA	4.6
A	39.1
BBB	44.7
BB	4.2
B or Below	2.3
Not Rated	2.1
	100.0	%++

+  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with an underlying face amount of $34,864,054 with net unrealized depreciation of $431,497. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $463. Also does not include open swap agreements with net unrealized appreciation of $11,741.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%) Denmark (3.2%)
	Pharmaceuticals
18,844	Novo Nordisk A/S, Series B	$1,013,375
	France (15.4%)
	Aerospace & Defense
12,516	Airbus Group SE	726,784
	Banks
14,096	BNP Paribas SA	633,728
	Electrical Equipment
13,336	Schneider Electric SE	789,240
	Hotels, Restaurants & Leisure
18,055	Accor SA	699,979
	Insurance
36,926	AXA SA	741,829
	Media
9,856	Publicis Groupe SA	667,725
	Multi-Utilities
37,973	Suez	598,077
	Total France	4,857,362
	Germany (9.7%)
	Automobiles
9,503	Daimler AG (Registered)	566,718
	Health Care Providers & Services
11,234	Fresenius SE & Co., KGaA	827,781
	Industrial Conglomerates
8,493	Siemens AG (Registered)	870,006
	Software
10,754	SAP SE	803,836
	Total Germany	3,068,341
	Ireland (2.5%)
	Construction Materials
26,989	CRH PLC	778,275
	Italy (1.0%)
	Capital Markets
19,497	Azimut Holding SpA	317,738
NUMBER OF SHARES		VALUE
	Netherlands (12.1%)
	Banks
54,451	ING Groep N.V. CVA	$565,954
	Diversified Telecommunication Services
208,861	Koninklijke KPN N.V. (a)	757,569
	Media
51,286	RELX N.V.	895,016
	Personal Products
18,218	Unilever N.V. CVA	849,306
	Semiconductors & Semiconductor Equipment
7,541	ASML Holding N.V.	747,487
	Total Netherlands	3,815,332
	Spain (4.3%)
	Banks
85,183	Banco Bilbao Vizcaya Argentaria SA	488,149
	Information Technology Services
19,444	Amadeus IT Holding SA, Class A	851,812
	Total Spain	1,339,961
	Sweden (1.4%)
	Machinery
43,299	Volvo AB, Class B	427,583
	Switzerland (18.3%)
	Chemicals
843	Syngenta AG (Registered)	324,029
	Food Products
22,314	Nestle SA (Registered)	1,721,206
	Insurance
2,984	Zurich Insurance Group AG (b)	738,305
	Pharmaceuticals
15,893	Novartis AG (Registered)	1,307,418
5,192	Roche Holding AG (Genusschein)	1,370,847
		2,678,265

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
1,118	Swatch Group AG (The) (a)	$325,004
	Total Switzerland	5,786,809
	United Kingdom (30.2%)
	Banks
230,962	Barclays PLC	439,710
808,495	Lloyds Banking Group PLC	594,511
		1,034,221
	Household Products
11,073	Reckitt Benckiser Group PLC	1,114,006
	Insurance
52,233	Prudential PLC	889,831
	Oil, Gas & Consumable Fuels
198,094	BP PLC	1,156,737
41,330	Royal Dutch Shell PLC, Class A	1,128,449
		2,285,186
	Pharmaceuticals
38,900	GlaxoSmithKline PLC	836,283
	Tobacco
21,087	British American Tobacco PLC	1,372,141
18,055	Imperial Brands PLC	980,112
		2,352,253
	Wireless Telecommunication Services
337,693	Vodafone Group PLC	1,028,002
	Total United Kingdom	9,539,782
	Total Common Stocks (Cost $25,150,616)	30,944,558
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (4.4%) Securities held as Collateral on Loaned Securities (3.4%)
	Investment Company (2.8%)
880	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7)	$879,852
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.6%)
$203	Barclays Capital, Inc. (0.42%, dated 06/30/16, due 07/01/16; proceeds $203,289; fully collateralized by a U.S. Government obligation; 2.00% due 08/15/25; valued at $207,352)	203,286
8	Merrill Lynch & Co., Inc. (0.44%, dated 06/30/16, due 07/01/16; proceeds $8,298; fully collateralized by a U.S. Government agency security; 4.50% due 04/20/44; valued at $8,463)	8,298
		211,584
	Total Securities held as Collateral on Loaned Securities (Cost $1,091,436)	1,091,436

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.0%)
306	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7) (Cost $305,832)	$305,832
	Total Short-Term Investments (Cost $1,397,268)	1,397,268
Total Investments (Cost $26,547,884) (c)(d)	102.5%	32,341,826
Liabilities in Excess of Other Assets	(2.5)	(798,614)
Net Assets	100.0%	$31,543,212

CVA  Certificaten Van Aandelen.

  (a)  All or a portion of this security was on loan at June 30, 2016.

  (b)  Non-income producing security.

  (c)  The fair value and percentage of net assets, $30,944,558 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,212,811 and the aggregate gross unrealized depreciation is $2,418,869 resulting in net unrealized appreciation of $5,793,942.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$4,527,923		14.5%
Banks	2,722,052		8.7
Insurance	2,369,965		7.6
Tobacco	2,352,253		7.5
Oil, Gas & Consumable Fuels	2,285,186		7.3
Food Products	1,721,206		5.5
Media	1,562,741		5.0
Household Products	1,114,006		3.6
Wireless Telecommunication Services	1,028,002		3.3
Industrial Conglomerates	870,006		2.8
Information Technology Services	851,812		2.7
Personal Products	849,306		2.7
Health Care Providers & Services	827,781		2.7
Software	803,836		2.6
Electrical Equipment	789,240		2.5
Construction Materials	778,275		2.5
Diversified Telecommunication Services	757,569		2.4
Semiconductors & Semiconductor Equipment	747,487		2.4
Aerospace & Defense	726,784		2.3
Hotels, Restaurants & Leisure	699,979		2.2
Multi-Utilities	598,077		1.9
Automobiles	566,718		1.8
Machinery	427,583		1.4
Textiles, Apparel & Luxury Goods	325,004		1.1
Chemicals	324,029		1.0
Capital Markets	317,738		1.0
Investment Company	305,832		1.0
	$31,250,390	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.0%)
	Automobiles (4.4%)
44,466	Tesla Motors, Inc. (a)(b)	$9,439,242
	Biotechnology (0.8%)
10,991	Alnylam Pharmaceuticals, Inc. (b)	609,891
26,466	Intrexon Corp. (a)(b)	651,328
12,645	Juno Therapeutics, Inc. (b)	486,074
		1,747,293
	Diversified Financial Services (5.0%)
99,744	S&P Global, Inc.	10,698,541
	Food Products (3.5%)
82,237	Mead Johnson Nutrition Co.	7,463,008
	Health Care Equipment & Supplies (5.2%)
16,950	Intuitive Surgical, Inc. (b)	11,210,900
	Health Care Technology (5.3%)
81,985	athenahealth, Inc. (b)	11,314,750
	Information Technology Services (6.9%)
99,376	Mastercard, Inc., Class A	8,751,050
82,781	Visa, Inc., Class A	6,139,867
		14,890,917
	Internet & Catalog Retail (14.8%)
28,766	Amazon.com, Inc. (b)	20,585,525
84,833	JD.com, Inc. ADR (China) (b)	1,801,004
50,444	Netflix, Inc. (b)	4,614,617
3,775	Priceline Group, Inc. (The) (Netherlands) (b)	4,712,748
		31,713,894
	Internet Software & Services (20.0%)
15,316	Alphabet, Inc., Class C (b)	10,600,204
168,118	Facebook, Inc., Class A (b)	19,212,525
33,233	LinkedIn Corp., Class A (b)	6,289,345
NUMBER OF SHARES		VALUE
104,200	Tencent Holdings Ltd. (China) (c)	$2,373,854
256,485	Twitter, Inc. (b)	4,337,161
		42,813,089
	Life Sciences Tools & Services (5.0%)
77,068	Illumina, Inc. (b)	10,818,806
	Pharmaceuticals (3.2%)
144,768	Zoetis, Inc.	6,870,689
	Semiconductors & Semiconductor Equipment (0.6%)
28,880	NVIDIA Corp.	1,357,649
	Software (12.0%)
26,710	Mobileye N.V. (a)(b)	1,232,400
140,534	Salesforce.com, Inc. (b)	11,159,805
107,533	Splunk, Inc. (b)	5,826,138
100,408	Workday, Inc., Class A (b)	7,497,465
		25,715,808
	Tech Hardware, Storage & Peripherals (6.3%)
141,081	Apple, Inc.	13,487,344
	Total Common Stocks (Cost $124,935,005)	199,541,930
	Preferred Stocks (5.8%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (b)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	439,922
	Hotels, Restaurants & Leisure (0.9%)
114,561	Blue Bottle Coffee, Inc., Series B (b)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)	2,033,458

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet & Catalog Retail (3.0%)
42,717	Airbnb, Inc., Series D (b)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	$3,867,597
50,711	Uber Technologies, Series G (b)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,473,288
		6,340,885
	Life Sciences Tools & Services (1.4%)
627,809	10X Genomics, Inc., Series B (b)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	2,906,756
	Software (0.3%)
141,612	Lookout, Inc., Series F (b)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	681,154
	Total Preferred Stocks (Cost $9,977,184)	12,402,175
NOTIONAL AMOUNT (000)
	Call Option Purchased (0.0%)
	Foreign Currency Option
24,487	USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $113,188)	42,999
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (5.0%) Securities held as Collateral on Loaned Securities (3.7%)
	Investment Company (3.0%)
6,484	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7)	$6,483,996
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.7%)
$1,498	Barclays Capital, Inc. (0.42%, dated 06/30/16, due 07/01/16; proceeds $1,498,117; fully collateralized by a U.S. Government obligation; 2.00% due 08/15/25; valued at $1,528,062)	1,498,100
61	Merrill Lynch & Co., Inc. (0.44%, dated 06/30/16, due 07/01/16; proceeds $61,148; fully collateralized by a U.S. Government agency security; 4.50% due 04/20/44; valued at $62,370)	61,147
		1,559,247
	Total Securities held as Collateral on Loaned Securities (Cost $8,043,243)	8,043,243

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.3%)
2,727	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7) (Cost $2,727,251)	$2,727,251
	Total Short-Term Investments (Cost $10,770,494)	10,770,494
Total Investments (Cost $145,795,871) (g)(h)	103.8%	222,757,598
Liabilities in Excess of Other Assets	(3.8)	(8,178,485)
Net Assets	100.0%	$214,579,113

ADR  American Depositary Receipt.

  (a)  All or a portion of this security was on loan at June 30, 2016.

  (b)  Non-income producing security.

  (c)  Security trades on the Hong Kong exchange.

  (d)  Illiquid security.

  (e)  At June 30, 2016, the Portfolio held fair valued securities valued at $12,402,175, representing 5.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to $12,402,175 and represents 5.8% of net assets.

  (g)  The fair value and percentage of net assets, $2,373,854 and 1.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,952,918 and the aggregate gross unrealized depreciation is $7,991,191 resulting in net unrealized appreciation of $76,961,727.

Currency Abbreviations:

CNY  Chinese Yuan Renminbi.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Summary of Investments ■ June 30, 2016 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$42,813,089	19.9%
Internet & Catalog Retail	38,054,779	17.7
Software	26,396,962	12.3
Information Technology Services	14,890,917	6.9
Life Sciences Tools & Services	13,725,562	6.4
Tech Hardware, Storage & Peripherals	13,487,344	6.3
Health Care Technology	11,314,750	5.3
Health Care Equipment & Supplies	11,210,900	5.2
Diversified Financial Services	10,698,541	5.0
Automobiles	9,439,242	4.4
INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Food Products	$7,463,008		3.5%
Pharmaceuticals	6,870,689		3.2
Investment Company	2,727,251		1.3
Hotels, Restaurants & Leisure	2,033,458		1.0
Biotechnology	1,747,293		0.8
Semiconductors & Semiconductor Equipment	1,357,649		0.6
Electronic Equipment, Instruments & Components	439,922		0.2
Other	42,999		0.0
	$214,714,355	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2016 (unaudited)

	Limited Duration	Income Plus	European Equity		Multi Cap Growth
Assets:
Investments in securities, at value*	$29,734,314	$110,364,244	$31,156,142	(1)	$213,546,351	(2)
Investment in affiliate, at value**	445,661	1,956,326	1,185,684		9,211,247
Total investments in securities, at value	30,179,975	112,320,570	32,341,826		222,757,598
Unrealized appreciation on open foreign currency forward exchange contracts	—	623	—		—
Cash	—	—	85,562	(3)	—
Receivable for:
Interest	148,087	1,186,615	—		—
Foreign withholding taxes reclaimed	—	—	166,225		—
Dividends	—	—	59,997		47,676
Premium paid on open swap agreements	—	16,218	—		—
Interest and dividends from affiliate	834	10,177	38		219
Shares of beneficial interest sold	—	—	3,141		3,583
Investments sold	365,427	421,449	135,429		—
Variation margin on open futures contracts	1,712	34,620	—		—
Prepaid expenses and other assets	7,072	14,318	11,628		20,871
Total Assets	30,703,107	114,004,590	32,803,846		222,829,947
Liabilities:
Collateral on securities loaned, at value	—	—	1,091,436		8,043,243
Unrealized depreciation on open swap agreements	—	33,192	—		—
Unrealized depreciation on open foreign currency forward exchange contracts	—	160	—		—
Payable for:
Investments purchased	349,777	802,211	104,981		—
Shares of beneficial interest redeemed	16,571	286,313	7		34,840
Advisory fee	7,421	38,586	12,990		80,427
Variation margin on open swap agreements	—	20,264	—		—
Distribution fee (Class Y Shares)	4,869	11,325	1,255		9,467
Administration fee	1,994	7,370	2,101		14,140
Transfer agent fees	260	317	313		321
Accrued expenses and other payables	50,257	67,189	47,551		68,396
Total Liabilities	431,149	1,266,927	1,260,634		8,250,834
Net Assets	$30,271,958	$112,737,663	$31,543,212		$214,579,113
Composition of Net Assets:
Paid-in-capital	$55,764,698	$107,599,605	$33,832,489		$132,251,133
Net unrealized appreciation (depreciation)	542,475	5,192,289	5,782,520		76,961,727
Accumulated undistributed net investment income (net investment loss)	219,809	1,899,346	789,592		(62,054)
Accumulated net realized gain (loss)	(26,255,024)	(1,953,577)	(8,861,389)		5,428,307
Net Assets	$30,271,958	$112,737,663	$31,543,212		$214,579,113
* Cost	$29,248,531	$104,779,032	$25,362,200		$136,584,624
** Affiliated Cost	$442,907	$1,929,956	$1,185,684		$9,211,247
Class X Shares:
Net Assets	$6,639,712	$57,445,326	$25,512,082		$168,735,413
Shares Outstanding (unlimited shares authorized, $0.01 par value)	875,435	5,115,571	1,694,073		4,222,243
Net Asset Value Per Share	$7.58	$11.23	$15.06		$39.96
Class Y Shares:
Net Assets	$23,632,246	$55,292,337	$6,031,130		$45,843,700
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,116,202	4,928,992	400,682		1,180,039
Net Asset Value Per Share	$7.58	$11.22	$15.05		$38.85

(1)  Including securities loaned at value of $1,050,081.

(2)  Including securities loaned at value of $11,217,024.

(3)  Including foreign currency valued at $85,562 with a cost of $86,007.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2016 (unaudited)

	Limited Duration	Income Plus	European Equity		Multi Cap Growth
Net Investment Income:
Income
Interest	$383,459	$2,534,360	$—		$—
Dividends†	—	—	956,529		389,530
Income from securities loaned - net	—	—	7,450		220,522
Interest and dividends from affiliates (Note 7)	2,460	16,238	572		10,688
Total Income	385,919	2,550,598	964,551		620,740
†Net of foreign withholding taxes	—	—	94,833		—
Expenses
Advisory fee (Note 4)	45,640	233,832	141,541		445,306
Professional fees	50,873	53,001	43,191		48,828
Distribution fee (Class Y shares) (Note 5)	29,794	68,556	7,848		57,021
Administration fee (Note 4)	12,171	44,539	13,015		84,820
Custodian fees	8,115	8,085	8,121		14,780
Shareholder reports and notices	4,612	9,114	1,637		1,639
Transfer agent fees and expenses (Note 6)	1,562	1,636	11,579		7,494
Trustees' fees and expenses	900	832	507		273
Other	18,315	26,358	8,553		13,118
Total Expenses	171,982	445,953	235,992		673,279
Less: amounts waived	—	—	(65,451	)(4)	(11,914	)(4)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(240)	(425)	(198)		(3,160)
Net Expenses	171,742	445,528	170,343		658,205
Net Investment Income (Loss)	214,177	2,105,070	794,208		(37,465)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	427,827	(952,662)	(213,160)		5,915,971
Futures contracts	(36,145)	(746,756)	—		—
Swap agreements	(10,512)	16,024	—		—
Foreign currency forward exchange contracts	—	(749)	—		—
Foreign currency translation	—	(1,486)	(11,990)		5,057
Net Realized Gain (Loss)	381,170	(1,685,629)	(225,150)		5,921,028
Change in Unrealized Appreciation (Depreciation) on:
Investments	610,290	8,045,795	(1,899,474)		(18,384,717)
Investments in affiliates (Note 7)	5,458	51,615	—		—
Futures contracts	50,569	(417,130)	—		—
Swap agreements	9,739	(170,872)	—		—
Foreign currency forward exchange contracts	—	(581)	—		—
Foreign currency translation	—	—	(345)		—
Net Change in Unrealized Appreciation (Depreciation)	676,056	7,508,827	(1,899,819)		(18,384,717)
Net Gain (Loss)	1,057,226	5,823,198	(2,124,969)		(12,463,689)
Net Increase (Decrease)	$1,271,403	$7,928,268	$(1,330,761)		$(12,501,154)

(4)  See Note 4.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$214,177	$403,548	$2,105,070	$4,386,617
Net realized gain (loss)	381,170	(267,113)	(1,685,629)	2,251,772
Net change in unrealized appreciation (depreciation)	676,056	(221,323)	7,508,827	(9,093,907)
Net Increase (Decrease)	1,271,403	(84,888)	7,928,268	(2,455,518)
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(98,769)	(98,343)	(2,195,894)	(2,505,911)
Class Y shares	(286,780)	(270,785)	(1,968,336)	(2,354,828)
Net realized gain
Class X shares	—	—	(1,365,988)	(39,367)
Class Y shares	—	—	(1,324,001)	(39,986)
Total Dividends and Distributions	(385,549)	(369,128)	(6,854,219)	(4,940,092)
Net Increase (decrease) from transactions in shares of beneficial interest	(1,832,031)	(4,557,775)	(2,884,191)	(15,676,984)
Net Decrease	(946,177)	(5,011,791)	(1,810,142)	(23,072,594)
Net Assets:
Beginning of period	31,218,135	36,229,926	114,547,805	137,620,399
End of Period	$30,271,958	$31,218,135	$112,737,663	$114,547,805
Accumulated Undistributed Net Investment Income (Loss)	$219,809	$391,181	$1,899,346	$3,958,506

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$794,208	$918,033	$(37,465)	$(826,388)
Net realized gain (loss)	(225,150)	(640,093)	5,921,028	34,995,492
Net change in unrealized appreciation (depreciation)	(1,899,819)	(2,009,607)	(18,384,717)	(12,980,644)
Net Increase (Decrease)	(1,330,761)	(1,731,667)	(12,501,154)	21,188,460
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(747,146)	(1,678,581)	—	—
Class Y shares	(157,314)	(371,093)	—	—
Net realized gain
Class X shares	—	—	(27,887,923)	(34,189,702)
Class Y shares	—	—	(7,755,377)	(9,724,711)
Total Dividends and Distributions	(904,460)	(2,049,674)	(35,643,300)	(43,914,413)
Net Increase (decrease) from transactions in shares of beneficial interest	(1,345,549)	(3,495,957)	22,524,595	5,987,420
Net Decrease	(3,580,770)	(7,277,298)	(25,619,859)	(16,738,533)
Net Assets:
Beginning of period	35,123,982	42,401,280	240,198,972	256,937,505
End of Period	$31,543,212	$35,123,982	$214,579,113	$240,198,972
Accumulated Undistributed Net Investment Income (Loss)	$789,592	$899,844	$(62,054)	$(24,589)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	15,823	17,458	42,415	63,543
Reinvestment of dividends and distributions	13,030	13,254	317,176	225,047
Redeemed	(71,457)	(179,494)	(410,979)	(868,465)
Net Increase (Decrease) - Class X	(42,604)	(148,782)	(51,388)	(579,875)
Amount
Sold	$119,624	$129,998	$489,867	$726,943
Reinvestment of dividends and distributions	98,769	98,343	3,561,882	2,545,278
Redeemed	(534,829)	(1,339,402)	(4,696,514)	(10,134,151)
Net Increase (Decrease) - Class X	$(316,436)	$(1,111,061)	$(644,765)	$(6,861,930)
Class Y Shares
Shares
Sold	31,683	67,574	46,862	110,252
Reinvestment of dividends and distributions	37,834	36,494	293,435	212,118
Redeemed	(272,299)	(565,994)	(536,272)	(1,076,090)
Net Increase (Decrease) - Class Y	(202,782)	(461,926)	(195,975)	(753,720)
Amount
Sold	$237,696	$500,857	$540,196	$1,244,640
Reinvestment of dividends and distributions	286,780	270,785	3,292,337	2,394,814
Redeemed	(2,040,071)	(4,218,356)	(6,071,959)	(12,454,508)
Net Increase (Decrease) - Class Y	$(1,515,595)	$(3,446,714)	$(2,239,426)	$(8,815,054)

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	22,168	21,761	24,030	21,260
Reinvestment of dividends and distributions	49,611	93,775	697,896	685,439
Redeemed	(136,275)	(251,158)	(236,931)	(554,126)
Net Increase (Decrease) - Class X	(64,496)	(135,622)	484,995	152,573
Amount
Sold	$348,005	$406,956	$1,146,230	$1,162,087
Reinvestment of dividends and distributions	747,146	1,678,581	27,887,923	34,189,702
Redeemed	(2,112,908)	(4,537,348)	(10,980,559)	(30,442,556)
Net Increase (Decrease) - Class X	$(1,017,757)	$(2,451,811)	$18,053,594	$4,909,233
Class Y Shares
Shares
Sold	1,036	10,839	9,595	11,357
Reinvestment of dividends and distributions	10,453	20,755	199,624	199,114
Redeemed	(32,186)	(87,907)	(82,048)	(173,537)
Net Increase (Decrease) - Class Y	(20,697)	(56,313)	127,171	36,934
Amount
Sold	$15,994	$194,060	$434,491	$610,883
Reinvestment of dividends and distributions	157,314	371,093	7,755,377	9,724,711
Redeemed	(501,100)	(1,609,299)	(3,718,867)	(9,257,407)
Net Increase (Decrease) - Class Y	$(327,792)	$(1,044,146)	$4,471,001	$1,078,187

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of four portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Limited Duration	May 4, 1999	European Equity	March 1, 1991
Income Plus	March 1, 1987	Multi Cap Growth	March 9, 1984

Each Portfolio is classified as diversified. On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). Each Portfolio currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Limited Duration	Seeks to provide a high level of current income, consistent with the preservation of capital.
Income Plus

Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

European Equity	Seeks to maximize the capital appreciation of its investments.
Multi Cap Growth

Seeks, as its primary objective, growth of capital through investments in common stocks of companies believed by the "Adviser" Morgan Stanley Investment Management Inc. to have potential for superior growth. As a secondary objective, the Portfolio seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (7) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which the Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — Certain Portfolios may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

E. Foreign Currency Translation and Foreign Investments — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Portfolios may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

G. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

H. When-Issued/Delayed Delivery Securities — Certain Portfolios may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on a Portfolio.

I. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

A Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
European Equity	$1,050,081	(a)	$—	$(1,050,081	)(b)(d)	$0
Multi Cap Growth	11,217,024	(a)	—	(11,217,024	)(c)(d)	0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $1,091,436, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The Portfolio received cash collateral of $8,043,243, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of $3,219,431in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investment.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Fund has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following tables display a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
PORTFOLIO	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
European Equity
Securities Lending Transactions
Common Stocks	$1,091,436	$—	$—	$—	$1,091,436
Total Borrowings	$1,091,436	$—	$—	$—	$1,091,436
Gross amount of recognized liabilities for securities lending transactions					$1,091,436

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
PORTFOLIO	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Multi Cap Growth
Securities Lending Transactions
Common Stocks	$8,043,243	$—	$—	$—	$8,043,243
Total Borrowings	$8,043,243	$—	$—	$—	$8,043,243
Gross amount of recognized liabilities for securities lending transactions					$8,043,243

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

K. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

M. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted Quoted prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$23,571,218	$—	$23,571,218
Asset-Backed Securities	—	3,026,245	—	3,026,245
Mortgages — Other	—	1,858,186	—	1,858,186
Commercial Mortgage-Backed Securities	—	703,543	—	703,543
Collateralized Mortgage Obligations — Agency Collateral Series	—	335,447	—	335,447
Sovereign	—	245,631	—	245,631
Agency Fixed Rate Mortgages	—	120,065	—	120,065
Total Fixed Income Securities	—	29,860,335	—	29,860,335

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short-Term Investments
U.S. Treasury Security	$—	$50,965	$—	$50,965
Investment Company	268,675	—	—	268,675
Total Short-Term Investments	268,675	50,965	—	319,640
Futures Contracts	87,969	—	—	87,969
Total Assets	356,644	29,911,300	—	30,267,944
Liabilities:
Futures Contract	(34,031)	—	—	(34,031)
Total	$322,613	$29,911,300	$—	$30,233,913
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$105,684,554	$—	$105,684,554
U.S. Treasury Security	—	1,334,105	—	1,334,105
Variable Rate Senior Loan Interests	—	1,319,264	—	1,319,264
Asset-Backed Securities	—	1,095,468	—	1,095,468
Sovereign	—	556,436	—	556,436
Total Fixed Income Securities	—	109,989,827	—	109,989,827
Short-Term Investments
U.S. Treasury Security	—	1,388,037	—	1,388,037
Investment Company	942,706	—	—	942,706
Total Short-Term Investments	942,706	1,388,037	—	2,330,743
Foreign Currency Forward Exchange Contracts	—	623	—	623
Futures Contracts	132,534	—	—	132,534
Credit Default Swap Agreement	—	52,084	—	52,084
Total Assets	1,075,240	111,430,571	—	112,505,811
Liabilities:
Foreign Currency Forward Exchange Contract	—	(160)	—	(160)
Futures Contracts	(564,031)	—	—	(564,031)
Credit Default Swap Agreements	—	(40,343)	—	(40,343)
Total Liabilities	(564,031)	(40,503)	—	(604,534)
Total	$511,209	$111,390,068	$—	$111,901,277

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$726,784	$—	$726,784
Automobiles	—	566,718	—	566,718
Banks	—	2,722,052	—	2,722,052
Capital Markets	—	317,738	—	317,738
Chemicals	—	324,029	—	324,029
Construction Materials	—	778,275	—	778,275
Diversified Telecommunication Services	—	757,569	—	757,569
Electrical Equipment	—	789,240	—	789,240
Food Products	—	1,721,206	—	1,721,206
Health Care Providers & Services	—	827,781	—	827,781
Hotels, Restaurants & Leisure	—	699,979	—	699,979
Household Products	—	1,114,006	—	1,114,006
Industrial Conglomerates	—	870,006	—	870,006
Information Technology Services	—	851,812	—	851,812
Insurance	—	2,369,965	—	2,369,965
Machinery	—	427,583	—	427,583
Media	—	1,562,741	—	1,562,741
Multi-Utilities	—	598,077	—	598,077
Oil, Gas & Consumable Fuels	—	2,285,186	—	2,285,186
Personal Products	—	849,306	—	849,306
Pharmaceuticals	—	4,527,923	—	4,527,923
Semiconductors & Semiconductor Equipment	—	747,487	—	747,487
Software	—	803,836	—	803,836
Textiles, Apparel & Luxury Goods	—	325,004	—	325,004
Tobacco	—	2,352,253	—	2,352,253
Wireless Telecommunication Services	—	1,028,002	—	1,028,002
Total Common Stocks	—	30,944,558	—	30,944,558
Short-Term Investments
Investment Company	1,185,684	—	—	1,185,684
Repurchase Agreements	—	211,584	—	211,584
Total Short-Term Investments	1,185,684	211,584	—	1,397,268
Total Assets	$1,185,684	$31,156,142	$—	$32,341,826

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Investment Type	Level 1 Unadjusted Quoted prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Automobiles	$9,439,242	$—	$—	$9,439,242
Biotechnology	1,747,293	—	—	1,747,293
Diversified Financial Services	10,698,541	—	—	10,698,541
Food Products	7,463,008	—	—	7,463,008
Health Care Equipment & Supplies	11,210,900	—	—	11,210,900
Health Care Technology	11,314,750	—	—	11,314,750
Information Technology Services	14,890,917	—	—	14,890,917
Internet & Catalog Retail	31,713,894	—	—	31,713,894
Internet Software & Services	40,439,235	2,373,854	—	42,813,089
Life Sciences Tools & Services	10,818,806	—	—	10,818,806
Pharmaceuticals	6,870,689	—	—	6,870,689
Semiconductors & Semiconductor Equipment	1,357,649	—	—	1,357,649
Software	25,715,808	—	—	25,715,808
Tech Hardware, Storage & Peripherals	13,487,344	—	—	13,487,344
Total Common Stocks	197,168,076	2,373,854	—	199,541,930
Preferred Stocks	—	—	12,402,175	12,402,175
Call Option Purchased	—	42,999	—	42,999
Short-Term Investments
Investment Company	9,211,247	—	—	9,211,247
Repurchase Agreements	—	1,559,247	—	1,559,247
Total Short-Term Investments	9,211,247	1,559,247	—	10,770,494
Total Assets	$206,379,323	$3,976,100	$12,402,175	$222,757,598

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Fund did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$11,611,351
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	790,824
Realized gains (losses)	—
Ending Balance	$12,402,175
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$790,824

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The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth

	Fair Value at June 30, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Electronic Equipment, Instruments & Components
Preferred Stock	$439,922	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Hotels, Restaurants & Leisure
Preferred Stock	$2,033,458	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at June 30, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stocks	$3,867,597	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$2,473,288	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase
Life Sciences Tools & Services
Preferred Stock	$2,906,756	Market Transaction Method	Precedent Transaction	$4.48		$4.48		$4.48		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	26.5%		28.5%		27.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.0	x	5.2	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at June 30, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Software
Preferred Stock	$681,154	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or

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segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that a Portfolio used during the period and their associated risks:

Options With respect to options, certain Portfolios are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by a Portfolio. A Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase a Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to a Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price typically in exchange for a premium received by a Portfolio. When options are purchased OTC, a Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts In connection with their investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate

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between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the term of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with which a Portfolio has open positions in the futures contract.

Swaps A Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities,

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indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, a Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

A Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the

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swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

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The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Limited Duration	Interest Rate Risk	Variation margin on open futures contracts	$87,969	(e)	Variation margin on open futures contract	$(34,031	)(e)
Income Plus	Interest Rate Risk	Variation margin on open futures contracts	$132,534	(e)	Variation margin on open futures contracts	$(564,031	)(e)
	Credit Risk	Variation margin on open swap agreement	52,084	(e)	Variation margin on open swap agreement	(7,151	)(e)
		Unrealized appreciation on open swap agreement	—		Unrealized depreciation on open swap agreement	(33,192)
	Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	623		Unrealized depreciation on open foreign currency forward exchange contract	(160)
			$185,241			$(604,534)
Multi Cap Growth	Foreign Currency Risk	Investments, at Value (Call Option Purchased)	$42,999	(f)	Investments, at Value (Call Option Purchased)	$—

(e)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

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The following tables set forth by primary risk exposure of each Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	CALL OPTION PURCHASED(g)	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$(36,145)	$—	$—	$—
	Credit Risk	—	—	—	(10,512)
	Total	$(36,145)	$—	$—	$(10,512)
Income Plus	Interest Rate Risk	$(746,756)	$—	$—	$—
	Credit Risk	—	—	—	16,024
	Foreign Currency Risk	—	—	(749)	—
	Total	$(746,756)	$—	$(749)	$16,024
Multi Cap Growth	Foreign Currency Risk	$—	$(131,898)	$—	$—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	CALL OPTION PURCHASED(g)	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$50,569	$—	$—	$—
	Credit Risk	—	—	—	9,739
	Total	$50,569	$—	$—	$9,739
Income Plus	Interest Rate Risk	$(417,130)	$—	$—	$—
	Credit Risk	—	—	—	(170,872)
	Foreign Currency Risk	—	—	(581)	—
	Total	$(417,130)	$—	$(581)	$(170,872)
Multi Cap Growth	Foreign Currency Risk	$—	$(522,721)	$—	$—

(g)  Amounts are included in Investments in the Statements of Operations.

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At June 30, 2016, each Portfolio's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED
IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	DERIVATIVES(h)	ASSETS(i)		LIABILITIES(i)
Income Plus	Foreign Currency Forward Exchange Contracts	$623		$(160)
	Swap Agreement	—		(33,192)
	Total	$623		$(33,352)
Multi Cap Growth	Call Option Purchased	$42,999	(f)	$—

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

(h)  Excludes exchange traded derivatives.

(i)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Portfolio's net liability may be delayed or denied.

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The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Income Plus	UBS AG	$623	$—	$—	$623
Multi Cap Growth	Royal Bank of Scotland	$42,999	$—	$—	$42,999

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS LIABILITIES DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Income Plus	Barclays Bank PLC	$33,192	$—	$—	$33,192
	HSBC Bank PLC	160	—	—	160
	Total	$33,352	$—	$—	$33,352

For the six months ended June 30, 2016, the average monthly amount outstanding for each derivative type is as follows:

Limited Duration:
Futures Contracts:
Average monthly original value	$7,780,861
Income Plus:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$705,307
Future Contracts:
Average monthly original value	$43,727,548
Swap Agreements:
Average monthly notional amount	$10,388,500
Multi Cap Growth:
Call Options Purchased:
Average monthly notional amount	36,395,612

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4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's average daily net assets.

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion. For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.47% of the Portfolio's average daily net assets.

Multi Cap Growth — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.37% to the portion of the daily net assets in excess of $2 billion. For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.41% of the Portfolio's average daily net assets.

Under the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser provides European Equity Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio's average daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse European Equity Portfolio so that total annual Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of

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such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, $65,451 of advisory fees were waived pursuant to this arrangement.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Multi Cap Growth Portfolio so that total Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, $11,914 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Portfolio.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

7. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2016, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Limited Duration	$—	$31,943	$3,203,275	$4,434,395
Income Plus	1,285,764	—	21,809,079	31,370,706
European Equity	—	—	5,178,328	6,718,269
Multi Cap Growth	—	—	35,731,164	40,933,633

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

Each Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Portfolio due to its investment in the Liquidity Funds.

A summary of each Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

PORTFOLIO	VALUE DECEMBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2016
Limited Duration	$173,128	$4,611,285	$4,515,738	$710	$268,675
Income Plus	854,873	15,081,710	14,993,877	1,238	942,706
European Equity	416,469	4,540,520	3,771,305	572	1,185,684
Multi Cap Growth	21,360,718	39,425,039	51,574,510	10,688	9,211,247

For the six months ended June 30, 2016, advisory fees paid were reduced by the following relating to each Portfolio's investment in the Liquidity Funds:

PORTFOLIO	ADVISORY FEE REDUCTION
Limited Duration	$240
Income Plus	425
European Equity	198
Multi Cap Growth	3,160

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, Multi Cap Growth Portfolio engaged in cross-trade purchases of $393,797.

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	VALUE DECEMBER 31, 2015	PURCHASES AT COST	SALES	NET REALIZED GAIN	INTEREST INCOME	VALUE JUNE 30, 2016
Limited Duration	Metropolitan Life Global Funding I	$171,528	$—	$—	$—	$1,750	$176,986
Income Plus	MetLife, Inc.	962,005	—	—	—	15,000	1,013,620

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Aggregate pension costs for the six months ended June 30, 2016, included in "Trustees' fees and expenses" in the Statements of Operations and the accrued pension liability included in "Accrued expenses and other payables" in the Statements of Assets and Liabilities are as follows:

	AGGREGATE PENSION LIABILITY
LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$1,833	$6,686	$1,915	$12,219

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

	2015 DISTRIBUTIONS PAID FROM:		2014 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Limited Duration	$369,128	$—	$614,382	$—
Income Plus	4,860,741	79,353	5,980,752	—
European Equity	2,049,674	—	1,189,630	—
Multi Cap Growth	1,218,034	42,696,379	4,912,286	29,304,452

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, expiring capital losses, net operating losses, book amortization of premium on debt securities and nondeductible expenses, resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2015:

PORTFOLIO	ACCUMULATED UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Limited Duration	$(17,237)	$1,080,562	$(1,063,325)
Income Plus	(330,800)	330,800	—
European Equity	(13,713)	13,713	—
Multi Cap Growth	824,969	278,257	(1,103,226)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Limited Duration	$385,547	$—
Income Plus	4,164,220	2,689,896
European Equity	904,460	—
Multi Cap Growth	—	35,643,269

At December 31, 2015, the following Portfolios had available for Federal income tax purposes unused short term and/or long term capital losses that will not expire:

PORTFOLIO	SHORT TERM LOSSES (NO EXPIRATION)	LONG TERM LOSSES (NO EXPIRATION)
Limited Duration	$153,803	$330,411
European Equity	774,401	—

In addition, At December 31, 2015, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	AMOUNTS IN THOUSANDS AVAILABLE THROUGH DECEMBER 31,
PORTFOLIO	2016	2017	2018	Total
Limited Duration	$17,119	$8,980	$—	$26,099
European Equity	—	4,122	3,315	7,437

During the year ended December 31, 2015, the following Portfolio expired capital loss carryforwards for U.S. Federal income tax purposes as follows:

PORTFOLIO	EXPIRED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$1,063,325

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolios. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Portfolios are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2016, European Equity Portfolio's investments in securities of issuers in the United Kingdom, France and Switzerland represented 30.2%, 15.4% and 18.3%, respectively of the Portfolio's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited) continued

10. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

11. Other

At June 30, 2016, certain Portfolios had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

PERCENTAGE OF OWNERSHIP
Limited Duration	96.49%
Income Plus	94.80
European Equity	92.57
Multi Cap Growth	94.96

Morgan Stanley Variable Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
LIMITED DURATION CLASS X SHARES
2011	$7.74	$0.17	$0.04	$0.21	$(0.26)	—	$(0.26)
2012	7.69	0.12	0.13	0.25	(0.23)	—	(0.23)
2013	7.71	0.10	(0.07)	0.03	(0.20)	—	(0.20)
2014	7.54	0.08	0.01	0.09	(0.14)	—	(0.14)
2015	7.49	0.10	(0.11)	(0.01)	(0.10)	—	(0.10)
2016^^	7.38	0.06	0.25	0.31	(0.11)	—	(0.11)
CLASS Y SHARES
2011	7.72	0.15	0.04	0.19	(0.24)	—	(0.24)
2012	7.67	0.10	0.13	0.23	(0.21)	—	(0.21)
2013	7.69	0.08	(0.07)	0.01	(0.18)	—	(0.18)
2014	7.52	0.06	—	0.06	(0.11)	—	(0.11)
2015	7.47	0.08	(0.10)	(0.02)	(0.08)	—	(0.08)
2016^^	7.37	0.05	0.25	0.30	(0.09)	—	(0.09)
INCOME PLUS CLASS X SHARES
2011	11.26	0.57	(0.02)	0.55	(0.68)	—	(0.68)
2012	11.13	0.48	1.04	1.52	(0.68)	—	(0.68)
2013	11.97	0.45	(0.35)	0.10	(0.59)	—	(0.59)
2014	11.48	0.42	0.47	0.89	(0.51)	—	(0.51)
2015	11.86	0.42	(0.66)	(0.24)	(0.47)	$(0.01)	(0.48)
2016^^	11.14	0.22	0.61	0.83	(0.46)	(0.28)	(0.74)
CLASS Y SHARES
2011	11.22	0.54	(0.02)	0.52	(0.65)	—	(0.65)
2012	11.09	0.45	1.04	1.49	(0.65)	—	(0.65)
2013	11.93	0.41	(0.33)	0.08	(0.56)	—	(0.56)
2014	11.45	0.39	0.45	0.84	(0.47)	—	(0.47)
2015	11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
2016^^	11.12	0.21	0.59	0.80	(0.42)	(0.28)	(0.70)
EUROPEAN EQUITY CLASS X SHARES
2011	16.05	0.41	(1.90)	(1.49)	(0.37)	—	(0.37)
2012	14.19	0.53	2.03	2.56	(0.43)	—	(0.43)
2013	16.32	0.42	3.95	4.37	(0.53)	—	(0.53)
2014	20.16	0.82	(2.61)	(1.79)	(0.48)	—	(0.48)
2015	17.89	0.41	(1.24)	(0.83)	(0.94)	—	(0.94)
2016^^	16.12	0.38	(0.99)	(0.61)	(0.45)	—	(0.45)

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
LIMITED DURATION CLASS X SHARES
2011	$7.69	2.75%		$12,693	0.60	%(d)	2.15	%(d)	0.00	%(c)	45%
2012	7.71	3.34		10,628	0.63	(d)	1.52	(d)	0.00	(c)	58
2013	7.54	0.39		9,346	0.75	(d)	1.27	(d)	0.00	(c)	53
2014	7.49	1.13		7,986	0.80	(d)	1.09	(d)	0.00	(c)	51
2015	7.38	(0.16)		6,773	0.94	(d)	1.38	(d)	0.00	(c)	39
2016^^	7.58	4.26	(g)(i)	6,640	0.93	(d)(h)	1.60	(d)(h)	0.00	(c)(h)	11	(g)
CLASS Y SHARES
2011	7.67	2.45		44,085	0.85	(d)	1.90	(d)	0.00	(c)	45
2012	7.69	3.05		38,736	0.88	(d)	1.27	(d)	0.00	(c)	58
2013	7.52	0.09		32,974	1.00	(d)	1.02	(d)	0.00	(c)	53
2014	7.47	0.84		28,244	1.05	(d)	0.84	(d)	0.00	(c)	51
2015	7.37	(0.32)		24,445	1.19	(d)	1.13	(d)	0.00	(c)	39
2016^^	7.58	4.11	(g)(i)	23,632	1.18	(d)(h)	1.35	(d)(h)	0.00	(c)(h)	11	(g)
INCOME PLUS CLASS X SHARES
2011	11.13	5.01		90,876	0.59	(d)	5.01	(d)	0.00	(c)	43
2012	11.97	14.09		86,765	0.61	(d)	4.14	(d)	0.00	(c)	68
2013	11.48	1.03		73,998	0.62	(d)	3.82	(d)	0.00	(c)	55
2014	11.86	7.79		68,129	0.64	(d)	3.52	(d)	0.00	(c)	43
2015	11.14	(2.09)		57,579	0.67	(d)	3.57	(d)	0.00	(c)	44
2016^^	11.23	7.46	(g)	57,445	0.68	(d)(h)	3.90	(d)(h)	0.00	(c)(h)	21	(g)
CLASS Y SHARES
2011	11.09	4.71		102,948	0.84	(d)	4.76	(d)	0.00	(c)	43
2012	11.93	13.82		97,579	0.86	(d)	3.89	(d)	0.00	(c)	68
2013	11.45	0.81		82,429	0.87	(d)	3.57	(d)	0.00	(c)	55
2014	11.82	7.40		69,491	0.89	(d)	3.27	(d)	0.00	(c)	43
2015	11.12	(2.22)		56,969	0.92	(d)	3.32	(d)	0.00	(c)	44
2016^^	11.22	7.26	(g)	55,292	0.93	(d)(h)	3.65	(d)(h)	0.00	(c)(h)	21	(g)
EUROPEAN EQUITY CLASS X SHARES
2011	14.19	(9.64)		41,181	1.00	(d)(e)	2.56	(d)(e)	0.00	(c)	11
2012	16.32	18.51		40,141	1.00	(d)(e)	3.50	(d)(e)	0.00	(c)	11
2013	20.16	27.50		43,414	1.00	(d)(e)	2.32	(d)(e)	0.00	(c)	10
2014	17.89	(9.14)		33,884	1.00	(d)(e)	4.17	(d)(e)	0.00	(c)	21
2015	16.12	(5.17)		28,348	1.00	(d)(e)	2.29	(d)(e)	0.00	(c)	21
2016^^	15.06	(3.76	)(g)	25,512	1.00	(d)(e)(h)	4.93	(d)(e)(h)	0.00	(c)(h)	16	(g)

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS Y SHARES
2011	$15.98	$0.37		$(1.90)	$(1.53)	$(0.33)	—	$(0.33)
2012	14.12	0.49		2.03	2.52	(0.38)	—	(0.38)
2013	16.26	0.33		3.98	4.31	(0.48)	—	(0.48)
2014	20.09	0.77		(2.60)	(1.83)	(0.43)	—	(0.43)
2015	17.83	0.37		(1.24)	(0.87)	(0.88)	—	(0.88)
2016 ^^	16.08	0.36		(0.99)	(0.63)	(0.40)	—	(0.40)
MULTI CAP GROWTH CLASS X SHARES
2011	40.07	0.01		(2.70)	(2.69)	(0.07)	—	(0.07)
2012	37.31	0.20		4.40	4.60	—	$(0.90)	(0.90)
2013	41.01	(0.03)		20.55	20.52	(0.20)	(0.66)	(0.86)
2014	60.67	(0.06)		3.23	3.17	—	(7.79)	(7.79)
2015	56.05	(0.15)		4.86	4.71	—	(10.37)	(10.37)
2016 ^^	50.39	(0.00	)(c)	(2.52)	(2.52)	—	(7.91)	(7.91)
CLASS Y SHARES
2011	39.77	(0.09)		(2.68)	(2.77)	—	—	—
2012	37.00	0.09		4.37	4.46	—	(0.90)	(0.90)
2013	40.56	(0.15)		20.32	20.17	(0.11)	(0.66)	(0.77)
2014	59.96	(0.20)		3.18	2.98	—	(7.79)	(7.79)
2015	55.15	(0.28)		4.78	4.50	—	(10.37)	(10.37)
2016 ^^	49.28	(0.05)		(2.47)	(2.52)	—	(7.91)	(7.91)

^^  For the six months ended June 30, 2016 (unaudited).

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Amount is less than 0.005%.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2016
Class X	1.40%	4.53%
Class Y	1.65	4.28
December 31, 2015
Class X	1.32	1.97
Class Y	1.57	1.72
December 31, 2014
Class X	1.26	3.91
Class Y	1.51	3.66
December 31, 2013
Class X	1.22	2.10
Class Y	1.47	1.85

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS Y SHARES
2011		$14.12	(9.85)%		$11,668	1.25	%(d)(e)	2.31	%(d)(e)	0.00	%(c)	11%
2012		16.26	18.16		11,773	1.25	(d)(e)	3.25	(d)(e)	0.00	(c)	11
2013		20.09	27.20		11,807	1.25	(d)(e)	2.07	(d)(e)	0.00	(c)	10
2014		17.83	(9.37)		8,518	1.25	(d)(e)	3.92	(d)(e)	0.00	(c)	21
2015		16.08	(5.39)		6,776	1.25	(d)(e)	2.04	(d)(e)	0.00	(c)	21
2016	^^	15.05	(3.90	)(g)	6,031	1.25	(d)(e)(h)	4.68	(d)(e)(h)	0.00	(c)(h)	16	(g)
MULTI CAP GROWTH CLASS X SHARES
2011		37.31	(6.74)		173,284	0.56	(d)	0.03	(d)	0.00	(c)	24
2012		41.01	12.37		164,917	0.58	(d)	0.48	(d)	0.00	(c)	44
2013		60.67	50.76		223,689	0.57	(d)	(0.06	)(d)	0.00	(c)	34
2014		56.05	5.71		200,910	0.54	(d)	(0.11	)(d)	0.00	(c)	29
2015		50.39	8.60		188,317	0.57	(d)(f)	(0.27	)(d)(f)	0.00	(c)	34
2016	^^	39.96	(5.00	)(g)	168,735	0.57	(d)(f)(h)	0.02	(d)(f)(h)	0.00	(c)(h)	17	(g)
CLASS Y SHARES
2011		37.00	(6.97)		49,678	0.81	(d)	(0.22	)(d)	0.00	(c)	24
2012		40.56	12.09		45,556	0.83	(d)	0.23	(d)	0.00	(c)	44
2013		59.96	50.37		72,135	0.82	(d)	(0.31	)(d)	0.00	(c)	34
2014		55.15	5.44		56,027	0.79	(d)	(0.36	)(d)	0.00	(c)	29
2015		49.28	8.34		51,882	0.82	(d)(f)	(0.52	)(d)(f)	0.00	(c)	34
2016	^^	38.85	(5.11	)(g)	45,844	0.82	(d)(f)(h)	(0.23	)(d)(f)(h)	0.00	(c)(h)	17	(g)

(e)  continued

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2012
Class X	1.22%	3.28%
Class Y	1.47	3.03
December 31, 2011
Class X	1.17	2.39
Class Y	1.42	2.14

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2016
Class X	0.58%	0.01%
Class Y	0.83	(0.24)
December 31, 2015
Class X	0.58	(0.28)
Class Y	0.83	(0.53)

(g)  Not annualized.

(h)  Annualized.

(i)  Performance was positively impacted by approximately 2.06% for both Class X and Class Y shares due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class X and Class Y shares would have been approximately 2.20% and 2.05%, respectively.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by Morgan Stanley Investment Management Inc. (the "Adviser") under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding Morgan Stanley Investment Management Limited (the "Sub-Adviser"), for the European Equity Portfolio. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolios. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited) continued

Performance

The Board noted that the performance of the Multi Cap Growth Portfolio was better than its peer group average for the one-, three- and five-year periods.

The Board noted that the performance of the European Equity Portfolio was equal to its peer group average for the three-year period, better than its peer group average for the five-year period but below its peer group average for the one-year period.

The Board noted that the performance of the Income Plus Portfolio was better than its peer group average for the three- and five-year periods, but below its peer group average for the one-year period.

The Board noted that the performance of the Limited Duration Portfolio was below its peer group average for the one-, three- and five-year periods.

Performance Conclusions

With respect to the Multi Cap Growth and Income Plus Portfolios, after discussion, the Board concluded that performance was competitive with their peer group averages.

With respect to the Limited Duration and European Equity Portfolios, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their respective peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that the contractual management fee for the European Equity Portfolio was higher but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher but close to its peer group average.

The Board noted that the management fee and total expense ratio for the Multi Cap Growth Portfolio were lower than its peer group averages.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited) continued

The Board noted that the contractual management fee for the Income Plus Portfolio was lower than its peer group average and the actual management fee and the total expense ratio were higher than its peer group averages.

The Board noted that while the Limited Duration Portfolio's management fee was lower than its peer group average, the total expense ratio was higher than its peer group average.

Fee and Expense Conclusions

With respect to the European Equity and Multi Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with those of their peer group averages.

With respect to the Income Plus Portfolio, after discussion, the Board concluded that the management fee and the total expense ratio were acceptable.

With respect to the Limited Duration Portfolio, after discussion, the Board concluded that (i) the management fee was competitive with its peer group average and (ii) the total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except Limited Duration, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited) continued

things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolios' business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolios and their shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Michael E. Nugent
Jakki L. Haussler	Chair of the Board
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid

Officers
John H. Gernon President and Principal Executive Officer
Stefanie V. Chang Yu Chief Compliance Officer
Joseph C. Benedetti Vice President
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary

Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Adviser (solely with respect to European Equity Portfolio)
Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA, England

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
1557037 EXP 8.31.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016